COMMITMENTS and CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Construction in progress
Litigation Settlement [Line Items]
Contractual capital commitments	$ 50.2	$ 34.5